SHARE-BASED COMPENSATION (Details 3) - Stock Options [Member] - $ / shares		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Options Outstanding, Beginning		5,489,492
Exercise Price Outstanding, Beginning		$ 4.23
Weighted Average Remaining Contractual Life (Years)		6 years 18 days		6 years 6 months 21 days	[1]
Weighted-Average Grant Date Fair Value,Beginning		$ 2.27
Number of Shares Options Granted		2,686,337
Exercise Price Granted		$ 2.81
Weighted-Average Grant Date Fair Value,Granted		$ 2.21
Number of Shares Options, Forfeited		(65,634)
Exercise Price Forfeited		$ 4.50
Weighted-Average Grant Date Fair Value,Forfeited		$ 2.52
Number of Shares Options Expired		(298,017)
Exercise Price Expired		$ 5.26
Weighted-Average Grant Date Fair Value,Expired		$ 2.82
Number of Shares Options Outstanding, Ending		7,812,178	[1]	5,489,492
Exercise Price Outstanding, Ending		$ 3.70	[1]	$ 4.23
Weighted-Average Grant Date Fair Value,Ending		$ 2.23	[1]	$ 2.27
Number of Shares Exercisable at end of period	[2]	4,525,905
Exercise Price Options exercisable at end of period	[2]	$ 4.03
Weighted Average Remaining Contractual Life (Years) exercisable	[2]	4 years 10 months 2 days
Weighted-average grant date fair value exercisable	[2]	$ 2.13

[1]	There was no aggregate intrinsic value of all stock options outstanding as of December 31, 2022.
[2]	There was no aggregate intrinsic value of all vested/exercisable stock options as of December 31, 2022.